Commitments and Contingencies - Additional Information - Presentation of Financial Statements (Details) $ in Thousands	12 Months Ended			15 Months Ended
	Dec. 31, 2017 USD ($) newbuilding	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Net operating cash flow	$ 234,752	$ 353,904	$ 371,456
Working capital deficit	(541,000)
Current portion of long-term debt	589,767	586,892
Escrow deposit	$ 28,360	92,265
Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding	4
Petrojarl I FPSO
Loss Contingencies [Line Items]
Escrow deposit	$ 24,300	$ 60,000
Scenario, Forecast
Loss Contingencies [Line Items]
Anticipated payments for vessels under construction				$ 715,000
Scenario, Forecast | Newbuildings
Loss Contingencies [Line Items]
Undrawn borrowings				$ 80,700